Goodwill - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 205,167	$ 207,399	$ 208,479
Projected cash flows period	five-year
Canada Contract Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 172,300
Discount rate	9.72%	11.60%
Growth rates	0.00%	0.00%
Percentage increase in discount rates resulted in additional impairment	0.50%
Impairment charge	$ 39,400
Canada Contract Drilling CGU [member] | Top of Range [Member]
Disclosure of information for cash-generating units [Line Items]
Percentage of discount rate resulted in impairment	13.44%
U.S. Directional Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 32,900
Discount rate	11.72%	13.61%
Growth rates	0.00%	0.00%
Percentage increase in discount rates resulted in additional impairment	0.50%
Impairment charge	$ 900
U.S. Directional Drilling CGU [member] | Top of Range [Member]
Disclosure of information for cash-generating units [Line Items]
Percentage of discount rate resulted in impairment	19.21%